United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-5514

                      (Investment Company Act File Number)


                               MTB Group of Funds
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/06


               Date of Reporting Period: Quarter ended 3/31/06
                                         ---------------------







Item 1.     Schedule of Investments



MTB LARGE CAP GROWTH FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

         Shares                                                                       Value

                         COMMON STOCKS--99.0%
                            AEROSPACE & DEFENSE--1.2%
         1,100           United Technologies Corp.                              $    63,767
                          AIR FREIGHT & LOGISTICS--1.1%
          700            United Parcel Service, Inc.                                 55,566
                         BEVERAGES--3.9%
         2,000           Coca-Cola Co.                                               83,740
         2,000           PepsiCo, Inc.                                               115,580
                             TOTAL BEVERAGES                                         199,320
                         BIOTECHNOLOGY--2.9%
         1,700      (1)  Amgen, Inc.                                                 123,675
          400       (1)  Gilead Sciences, Inc.                                       24,888
                             TOTAL BIOTECHNOLOGY                                     148,563
                         CAPITAL MARKETS--1.7%
          200            Lehman Brothers Holdings, Inc.                              28,906
          900            Morgan Stanley                                              56,538
                             TOTAL CAPITAL MARKETS                                   85,444
                         COMMERCIAL BANKS--2.4%
         1,500           Bank of America Corp.                                       68,310
          650            Zions Bancorp                                               53,774
                             TOTAL COMMERCIAL BANKS                                  122,084
                         COMMUNICATIONS EQUIPMENT--6.8%
         6,000      (1)  Cisco Systems, Inc.                                         130,020
         3,000      (1)  Corning, Inc.                                               80,730
         2,400           Motorola, Inc.                                              54,984
         1,700           Qualcomm, Inc.                                              86,037
                             TOTAL COMMUNICATIONS EQUIPMENT                          351,771
                          COMPUTERS & PERIPHERALS--4.5%
          300       (1)  Apple Computer, Inc.                                        18,816
         1,500      (1)  Dell, Inc.                                                  44,640
         3,200      (1)  EMC Corp. Mass                                              43,616
         1,200           IBM Corp.                                                   98,964
         1,000      (1)  Seagate Technology Holdings                                 26,330
                             TOTAL COMPUTERS & PERIPHERALS                           232,366
                        CONSTRUCTION & ENGINEERING--0.5%
          300       (1)  Foster Wheeler Ltd.                                         14,193
          250       (1)  McDermott International, Inc.                               13,612
                             TOTAL CONSTRUCTION & ENGINEERING                        27,805
                         CONSUMER FINANCE--1.8%
         1,000           American Express Co.                                        52,550
          500            Capital One Financial Corp.                                 40,260
                             TOTAL CONSUMER FINANCE                                  92,810
                           ELECTRICAL EQUIPMENT--1.1%
          800            Rockwell Automation, Inc.                                   57,528
                         ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
         1,000      (1)  Jabil Circuit, Inc.                                         42,860
                        ENERGY EQUIPMENT & SERVICES--3.3%
          600            ENSCO International, Inc.                                   30,870
          700       (1)  Nabors Industries Ltd.                                      50,106
          250            Schlumberger Ltd.                                           31,642
         1,300      (1)  Weatherford International Ltd.                              59,475
                             TOTAL ENERGY EQUIPMENT & SERVICES                       172,093
                         FOOD & STAPLES RETAILING--3.1%
         1,800           Sysco Corp.                                                 57,690
         2,200           Wal-Mart Stores, Inc.                                       103,928
                             TOTAL FOOD & STAPLES RETAILING                          161,618
                         FOOD PRODUCTS--1.1%
          500            General Mills, Inc.                                         25,340
          900            McCormick & Co., Inc.                                       30,474
                             TOTAL FOOD PRODUCTS                                     55,814
                         HEALTH CARE EQUIPMENT & SUPPLIES--5.1%
         1,100      (1)  Kinetic Concepts, Inc.                                      45,287
         1,300           Medtronic, Inc.                                             65,975
         1,200           Mentor Corp.                                                54,372
          800       (1)  Varian Medical Systems, Inc.                                44,928
          800       (1)  Zimmer Holdings, Inc.                                       54,080
                             TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                  264,642
                         HEALTH CARE PROVIDERS & SERVICES--3.4%
          800       (1)  Caremark Rx, Inc.                                           39,344
          400       (1)  Express Scripts, Inc., Class A                              35,160
         1,000           Quest Diagnostic, Inc.                                      51,300
          880            UnitedHealth Group, Inc.                                    49,157
                             TOTAL HEALTH CARE PROVIDERS & SERVICES                  174,961
                         HOTELS, RESTAURANTS & LEISURE--1.0%
         1,100           Hilton Hotels Corp.                                         28,006
          700       (1)  Starbucks Corp.                                             26,348
                             TOTAL HOTELS, RESTAURANTS & LEISURE                     54,354
                            HOUSEHOLD PRODUCTS--4.1%
          700            Colgate-Palmolive Co.                                       39,970
         3,000           Procter & Gamble Co.                                        172,860
                             TOTAL HOUSEHOLD PRODUCTS                                212,830
                         INDUSTRIAL CONGLOMERATES--3.7%
          600            3M Co.                                                      45,414
         4,200           General Electric Co.                                        146,076
                             TOTAL INDUSTRIAL CONGLOMERATES                          191,490
                         INSURANCE--3.0%
          300            Ambac Financial Group, Inc.                                 23,880
         1,400           American International Group, Inc.                          92,526
         1,000           Fidelity National Financial, Inc.                           35,530
                             TOTAL INSURANCE                                         151,936
                         INTERNET & CATALOG RETAIL--1.9%
          100       (1)  Google Inc.                                                 39,000
          600       (1)  Yahoo, Inc.                                                 19,356
         1,000      (1)  eBay, Inc.                                                  39,060
                             TOTAL INTERNET & CATALOG RETAIL                         97,416
                         MACHINERY--2.1%
          750            Caterpillar, Inc.                                           53,858
         1,250           Graco, Inc.                                                 56,788
                             TOTAL MACHINERY                                         110,646
                         MEDIA--0.5%
         1,500           Time Warner, Inc.                                           25,185
                         MULTILINE RETAIL--1.7%
          200       (1)  Sears Holdings Corp.                                        26,448
         1,200           Target Corp.                                                62,412
                             TOTAL MULTILINE RETAIL                                  88,860
                        OIL, GAS & CONSUMABLE FUELS--9.1%
          300            Burlington Resources, Inc.                                  27,573
          900            Chevron Corp.                                               52,173
          900            ConocoPhillips                                              56,835
          300            EOG Resources, Inc.                                         21,600
         4,200           ExxonMobil Corp.                                            255,612
          600            Peabody Energy Corp.                                        30,246
          650            XTO Energy, Inc.                                            28,320
                             TOTAL OIL, GAS & CONSUMABLE FUELS                       472,359
                             PERSONAL PRODUCTS--0.4%
          600            Estee Lauder Cos., Inc., Class A                            22,314
                         PHARMACEUTICALS--10.5%
          800            Abbott Laboratories                                         33,976
          500            Eli Lilly & Co.                                             27,650
         3,400           Johnson & Johnson                                           201,348
          900            Novartis AG, ADR                                            49,896
         5,900           Pfizer, Inc.                                                147,028
         1,700           Wyeth                                                       82,484
                             TOTAL PHARMACEUTICALS                                   542,382
                         SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.4%
         1,000      (1)  Advanced Micro Devices, Inc.                                33,160
         2,900           Intel Corp.                                                 56,115
         1,150           Texas Instruments, Inc.                                     37,341
                             TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                126,616
                         SOFTWARE--6.0%
          400       (1)  Electronic Arts, Inc.                                       21,888
         9,000           Microsoft Corp.                                             244,890
          800            SAP AG, ADR                                                 43,456
                             TOTAL SOFTWARE                                          310,234
                         SPECIALTY RETAIL--4.7%
          900       (1)  Bed Bath & Beyond, Inc.                                     34,560
          300            Best Buy Co., Inc.                                          16,779
         2,900           Home Depot, Inc.                                            122,670
          700            Lowe's Cos., Inc.                                           45,108
         1,000           Staples, Inc.                                               25,520
                             TOTAL SPECIALTY RETAIL                                  244,637
                         TEXTILES, APPAREL & LUXURY GOODS--1.0%
          800       (1)  Coach, Inc.                                                 27,664
          300            Nike, Inc., Class B                                         25,530
                             TOTAL TEXTILES, APPAREL & LUXURY GOODS                  53,194
                        THRIFTS & MORTGAGE FINANCE--0.6%
          500            Freddie Mac                                                 30,500
                         TOBACCO--1.6%
         1,200           Altria Group, Inc.                                          85,032
                             TOTAL COMMON STOCKS (IDENTIFIED COST $4,677,807)   $   5,128,997

                         MUTUAL FUNDS--0.6%
         28,500     (2)  MTB Prime Money Market Fund, Institutional Shares           28,500
           8             SSGA Money Market Fund                                         8
                             TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)            $    28,508
                            TOTAL INVESTMENTS--99.6%
                             (IDENTIFIED COST $4,706,315)(3)                    $   5,157,505
                             OTHER ASSETS AND LIABILITIES--NET--0.4%            $      21,131
                             TOTAL NET ASSETS--100%                             $   5,178,636

==============================================================================

     1 Non-income producing security.
     2 Affiliated company.
     3 At March 31, 2006, the cost of investments for federal tax purposes was $4,706,315. The net unrealized appreciation of investments for federal tax purposes was $451,190. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $555,100 and net unrealized depreciation from investments for those securities having an excess of cost over value of $103,910.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

   Investment Valuations
     Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt



MTB LARGE CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

          Shares                                                                         Value

                              COMMON STOCKS--95.5%
                              AEROSPACE & DEFENSE--7.8%
          2,200               Lockheed Martin Corp.                                $    165,286
          2,900               Northrop Grumman Corp.                                    198,041
          3,300               Raytheon Co.                                              151,272
                              TOTAL AEROSPACE & DEFENSE                                 514,599
                                 CHEMICALS--0.2%
           697        (1)     Tronox, Inc., Class B                                      11,847
                             COMMERCIAL BANKS--5.0%
          2,400               Wachovia Corp.                                            134,520
          3,054               Wells Fargo & Co.                                         195,059
                              TOTAL COMMERCIAL BANKS                                    329,579
                              COMMERCIAL SERVICES & SUPPLIES--2.4%
          3,700               Pitney Bowes, Inc.                                        158,841
                              COMMUNICATIONS EQUIPMENT--1.7%
          5,000               Motorola, Inc.                                            114,550
                              DIVERSIFIED FINANCIAL SERVICES--4.7%
          3,235               Citigroup, Inc.                                           152,789
          3,700               J.P. Morgan Chase & Co.                                   154,068
                              TOTAL DIVERSIFIED FINANCIAL SERVICES                      306,857
                              DIVERSIFIED TELECOMMUNICATION SERVICES--3.4%
          4,900               AT&T, Inc.                                                132,496
          2,740               Verizon Communications                                     93,324
                              TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES              225,820
                              ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
          2,685       (1)     Agilent Technologies, Inc.                                100,822
                               FOOD PRODUCTS--1.4%
          6,700               Tyson Foods, Inc., Class A                                 92,058
                              HEALTH CARE PROVIDERS & SERVICES--1.4%
          1,900               Aetna, Inc.                                                93,366
                              HOUSEHOLD PRODUCTS--2.7%
          3,065               Kimberly-Clark Corp.                                      177,157
                                 INSURANCE--8.9%
          3,000               AON Corp.                                                 124,530
          5,500               Genworth Financial, Inc., Class A                         183,865
          1,800               Hartford Financial Services Group, Inc.                   144,990
          2,200               Radian Group, Inc.                                        132,550
                              TOTAL INSURANCE                                           585,935
                                 MACHINERY--2.0%
          3,200               Ingersoll-Rand Co., Class A                               133,728
                              MEDIA--8.7%
          3,290               CBS Corp., Class B                                         78,894
          4,800       (1)     Comcast Corp., Class A                                    125,376
          12,200      (1)     Liberty Media Corp., Class A                              100,162
          6,990       (1)     Viacom, Inc., Class B                                     271,212
                              TOTAL MEDIA                                               575,644
                              METALS & MINING--5.6%
          6,300               Barrick Gold Corp.                                        171,612
          1,200               POSCO, ADR                                                 76,560
           600                Rio Tinto PLC, ADR                                        124,200
                              TOTAL METALS & MINING                                     372,372
                              MULTI-UTILITIES--1.5%
          1,400               Dominion Resources, Inc.                                   96,642
                              OIL, GAS & CONSUMABLE FUELS--11.3%
          1,000               Burlington Resources, Inc.                                 91,910
          1,608               ConocoPhillips                                            101,545
          3,458               Kerr-McGee Corp.                                          330,170
          5,000               Noble Energy, Inc.                                        219,600
                              TOTAL OIL, GAS & CONSUMABLE FUELS                         743,225
                              PAPER & FOREST PRODUCTS--1.6%
          3,000               International Paper Co.                                   103,710
                                ROAD & RAIL--2.5%
          1,800               Union Pacific Corp.                                       168,030
                                 SOFTWARE--6.3%
          9,600               CA, Inc.                                                  261,216
          5,700               Microsoft Corp.                                           155,097
                              TOTAL SOFTWARE                                            416,313
                              THRIFTS & MORTGAGE FINANCE--7.8%
          5,740               Countrywide Financial Corp.                               210,658
          3,984               Federal National Mortgage Association                     204,778
          1,500               MGIC Investment Corp.                                      99,945
                              TOTAL THRIFTS & MORTGAGE FINANCE                          515,381
                                  TOBACCO--5.0%
          2,770               Altria Group, Inc.                                        196,282
          1,300               Loews Corp.                                               131,560
                              TOTAL TOBACCO                                             327,842
                              WIRELESS TELECOMMUNICATION SERVICES--2.1%
          5,300               Sprint Nextel Corp.                                       136,952
                              TOTAL COMMON STOCKS (IDENTIFIED COST $5,449,004)     $   6,301,270

                              POOLED INVESTMENT VEHICLES--1.0%
           500                S&P Depositary Receipts Trust, SPDR (IDENTIFIED
                              COST $59,118)                                        $     64,915

                              MUTUAL FUND--3.6%(2)
         235,599              MTB Prime Money Market Fund, Institutional Shares
                              (AT NET ASSET VALUE)                                 $    235,599
                              TOTAL INVESTMENTS--100.1%                            $    6,601,784
                              (IDENTIFIED COST $5,743,721)(3)
                              OTHER ASSETS AND LIABILITIES--NET--(0.1)%              $    (4,804)
                              TOTAL NET ASSETS--100%                                $   6,596,980

==============================================================================

     1 Non-income producing security.
     2 Affiliated company.
     3 At March 31, 2006, the cost of investments for federal tax purposes was $5,743,721. The net unrealized appreciation of investments for federal tax purposes was $858,063. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,044,436 and net unrealized depreciation from investments for those securities having an excess of cost over value of $186,373.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006. Investment Valuations Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.




The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
SPDR        --S&P Depositary Receipt




MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

 Shares     Description                                              Value

            MUTUAL FUNDS --102.7%(1)
            EQUITY FUNDS--94.0%
 11,801     MTB International Equity Fund, Institutional I
            Shares                                                 $137,128
 16,322     MTB Large Cap Growth Fund, Institutional I Shares       135,142
 18,366     MTB Large Cap Stock Fund, Institutional I Shares        156,479
 7,624      MTB Large Cap Value Fund, Institutional I Shares         92,705
 1,342      MTB Mid Cap Growth Fund, Institutional I Shares          21,882
 1,333      MTB Mid Cap Stock Fund, Institutional I Shares           21,627
 2,088      MTB Small Cap Growth Fund, Institutional I Shares        44,182
 5,157      MTB Small Cap Stock Fund, Institutional I Shares         51,157
            TOTAL EQUITY FUNDS                                     $660,302
            FIXED INCOME FUNDS--4.0 %
 1,462      MTB Intermediate -Term Bond Fund, Institutional
            I Shares                                                 14,149
 1,500      MTB Short Duration Government Bond Fund,
            Institutional I Shares                                   14,233
            TOTAL FIXED INCOME FUNDS                                $28,382
            MONEY MARKET FUND--4.7 %
 33,249     MTB Prime Money Market Fund, Institutional Shares       $33,249
            TOTAL INVESTMENTS - 102.7%

          ---------------------------------------------------
            (IDENTIFIED COST $700,683)(2)                          $721,933
            OTHER ASSETS AND LIABILITIES - NET - (2.7)%            $(19,296)
            TOTAL NET ASSETS - 100%                                $702,637

==============================================================================
     1 Affiliated companies.
     2 At March 31, 2006, the cost of investments for federal tax purposes was $700,683. The net unrealized appreciation of investments for federal tax purposes was $21,250. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,936 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,686.


Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuations
Investments in other open-end regulated investment companies are valued at net asset value.




MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

 Shares      Description                                               Value

            MUTUAL FUNDS--102.2%(1)
              EQUITY FUNDS--26.9%
 2,322       MTB Equity Income Fund, Institutional I Shares     $      19,504
 3,388       MTB International Equity Fund, Institutional I
             Shares                                                    39,367
 5,269       MTB Large Cap Stock Fund, Institutional I Shares          44,894
 2,643       MTB Large Cap Value Fund, Institutional I Shares          32,134
  797        MTB Mid Cap Stock Fund, Institutional I Shares            12,934
 1,976       MTB Small Cap Stock Fund, Institutional I Shares          19,600
             TOTAL EQUITY FUNDS                                 $     168,433
             FIXED INCOME FUNDS--65.9%
 5,226       MTB Intermediate -Term Bond Fund, Institutional I
             Shares                                                    50,586
 13,106      MTB Short - Term Corporate Bond Fund,
             Institutional I Shares                                   127,390
 16,779      MTB Short Duration Government Bond Fund,
             Institutional I Shares                                   159,233
 8,289       MTB U.S. Government Bond Fund, Institutional I
             Shares                                                    75,842
             TOTAL FIXED INCOME FUNDS                           $     413,051
             MONEY MARKET FUND---9.4%
 59,202      MTB Prime Money Market Fund, Institutional Shares  $      59,202
             TOTAL INVESTMENTS---102.2%
          =====================================================
              (IDENTIFIED COST $640,509)(2)                     $     640,686
             OTHER ASSETS AND LIABILITIES---NET---(2.2)%        $     (13,800)
             TOTAL NET ASSETS---100%                            $     626,886

================================================================================

     1 Affiliated companies.
     2 At March 31, 2006, the cost of investments for federal tax purposes was $640,509. The net unrealized appreciation of investments for federal tax purposes was $177. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,821 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,644.


Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuations
Investments in other open-end regulated investment companies are valued at net asset value.




MTB MANAGED ALLOCATION  FUND - MODERATE GROWTH II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

  Shares                                                              Value

              MUTUAL FUNDS--100.1%(1)
                EQUITY FUNDS--63.2%
 406,320       MTB International Equity Fund, Institutional I
               Shares                                            $  4,721,433
 619,551       MTB Large Cap Growth Fund, Institutional I Shares    5,129,885
 929,507       MTB Large Cap Stock Fund, Institutional I Shares     7,919,398
 307,748       MTB Large Cap Value Fund, Institutional I Shares     3,742,217
  86,828       MTB Mid Cap Growth Fund, Institutional I Shares      1,416,162
 144,524       MTB Mid Cap Stock Fund, Institutional I Shares       2,345,626
  67,204       MTB Small Cap Growth Fund, Institutional I Shares    1,422,028
 285,777       MTB Small Cap Stock Fund, Institutional I Shares     2,834,909
               TOTAL EQUITY FUNDS                                $  29,531,658
               FIXED INCOME FUNDS--31.9%
 528,000       MTB Intermediate -Term Bond Fund, Institutional
               I Shares                                             5,111,036
 294,959       MTB Short Duration Government Bond Fund,
               Institutional I Shares                               2,799,156
 431,984       MTB Short - Term Corporate Bond Fund,
               Institutional I Shares                               4,198,880
 304,575       MTB U.S. Government Bond Fund, Institutional I
               Shares                                               2,786,861
               TOTAL FIXED INCOME FUNDS                          $  14,895,933
              MONEY MARKET FUND--5.0%
2,321,616      MTB Prime Money Market Fund, Institutional Shares $  2,321,616
               TOTAL INVESTMENTS--100.1%
               (IDENTIFIED COST $45,647,252)(2)                  $  46,749,207
               OTHER ASSETS AND LIABILITIES--NET--(0.1)%           $   (40,524)
               TOTAL NET ASSETS--100%                             $  46,708,683

================================================================================

     1 Affiliated companies.
     2 At March 31, 2006, the cost of investments for federal tax purposes was $45,647,252. The net unrealized appreciation of investments for federal tax purposes was $1,101,955. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,615,546 and net unrealized depreciation from investments for those securities having an excess of cost over value of $513,591.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuations
Investments in other open-end regulated investment companies are valued at net asset value.





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /s/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer
                             (insert name and title)

Date        May 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Principal Executive Officer


Date        May 19, 2006


By          /s/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer


Date        May 19, 2006